--------------------------------------------------------------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                      -----------------------------------

                                    FORM N-Q

                      -----------------------------------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04665

                      -----------------------------------

                    Commonwealth International Series Trust.
               (Exact name of registrant as specified in charter)

                      -----------------------------------


 5847 SAN FELIPE SUITE 850 HOUSTON, TX                            77057
(Address of principal executive offices)                        (Zip code)

 InCap Service Company, 630 Fitzwatertown Road "A" Willow Grove, PA 19090-1904
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 713-781-2856

                       Date of fiscal year end: 10/31/2005

                       Date of reporting period: 01/31/2005

                      -----------------------------------

Item 1. Schedule of Investments.


                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - January 31, 2005  (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Shares            Value
                                                                                                      ------            -----
AUSTRALIA (23.17%)

COMMON STOCK (18.93%)

ADVERTISING (0.50%)
STW Communications Group, Ltd.                                                                       100,000  $        233,261
                                                                                                             ------------------

AIRLINES (1.25%)
Quantas Airways Ltd.                                                                                 150,000           413,825
Virgin Blue Holdings, Ltd. *                                                                         100,000           163,515
                                                                                                             ------------------
                                                                                                                       577,340
                                                                                                             ------------------

BANKS (1.91%)
Australia and New Zealand Bank Group, Ltd. - ADR                                                      11,000           881,650
                                                                                                             ------------------

BEVERAGES (1.05%)
Coco-Cola Amatil, Ltd.                                                                                80,000           486,671
                                                                                                             ------------------

BUILDING (2.57%)
James Hardie Industries NV - ADR                                                                      96,200           625,069
Rinker Group, Ltd.                                                                                    65,000           564,166
                                                                                                             ------------------
                                                                                                                     1,189,235
                                                                                                             ------------------

COMMERCIAL SERVICES (0.44%)
Collection House, Ltd.                                                                               150,000           204,588
                                                                                                             ------------------

CONTAINERS (1.43%)
Amcor, Ltd. - ADR                                                                                     30,000           663,300
                                                                                                             ------------------

DIVERSIFIED HOLDINGS (1.36%)
Patrick Corp., Ltd.                                                                                  130,000           627,635
                                                                                                             ------------------

ENGINEERING AND CONSTRUCTION (0.44%)
Bradken, Ltd. *                                                                                       90,000           202,263
                                                                                                             ------------------

FINANCIAL SERVICES (1.12%)
Perpetual Trustees Australia, Ltd.                                                                    10,000           518,444
                                                                                                             ------------------

FOOD (0.88%)
Burns Philp and Co., Ltd. *                                                                          600,000           404,526
                                                                                                             ------------------

INSURANCE (1.48%)
QBE Insurance Group, Ltd.                                                                             30,000           354,541
Promina Group, Ltd.                                                                                   80,000           330,440
                                                                                                             ------------------
                                                                                                                       684,981
                                                                                                             ------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - January 31, 2005  (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Shares            Value
                                                                                                      ------            -----
MINING AND BUILDING MATERIALS (2.19%)
Alumina, Ltd.                                                                                         64,000  $        302,046
Oxiana, Ltd. *                                                                                       300,000           209,237
Rio Tinto Plc - ADR                                                                                    4,000           502,400
                                                                                                             ------------------
                                                                                                                     1,013,683
                                                                                                             ------------------

MISCELLANEOUS MANUFACTURING (0.79%)
Wesfarmers, Ltd.                                                                                      12,000           365,468
                                                                                                             ------------------

OIL AND GAS (1.17%)
Origin Energy, Ltd.                                                                                  100,000           540,143
                                                                                                             ------------------

UTILITIES (0.35%)
Australian Gas Light Co., Ltd.                                                                        15,000           159,834
                                                                                                             ------------------

TOTAL  COMMON STOCK (Cost $6,609,246)                                                                                8,753,022
                                                                                                             ------------------

                                                                                               Principal
                                                                                               ---------
BONDS (3.36%)
Australian Government Bond, 7.50%, 07/15/05 +                                                      1,000,000           782,672
Nestle Australia, 4.75%, due 11/21/05  +                                                           1,000,000           769,829
                                                                                                             ------------------
TOTAL BONDS (COST $1,520,835)                                                                                        1,552,501
                                                                                                             ------------------

                                                                         Expiration Date       Contracts
CALL OPTIONS PURCHASED (0.88%)                                           - Exercise Price      ---------
BHP Billiton, Ltd.                                                       05/21/05 - 17.5                 100            79,000
BHP Billiton, Ltd.                                                       02/19/05 - 15                   200           208,000
News Corp.                                                               07/16/05 - 15                    50            14,000
News Corp.                                                               04/16/05 - 25                    30            29,700
Rio Tinto Plc                                                            04/16/05 - 100                   30            75,900
                                                                                                             ------------------
Total Call Options Purchased (Cost $230,615)                                                                           406,600
                                                                                                             ------------------

TOTAL AUSTRALIA (Cost $8,360,696)                                                                                   10,712,123
                                                                                                             ------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - January 31, 2005  (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Shares            Value
                                                                                                      ------            -----
NEW ZEALAND (64.13%)

COMMON STOCK (33.38%)

AGRICULTURE (1.73%)
Allied Farmers, Ltd.                                                                                  18,362  $         32,645
Pyne Gould Guiness, Ltd.                                                                             539,789           767,727
                                                                                                             ------------------
                                                                                                                       800,372
                                                                                                             ------------------

APPLIANCES (1.40%)
Fisher and Paykel Appliances Holdings, Ltd.                                                          150,000           424,548
Scott Technology, Ltd.                                                                               101,246           224,638
                                                                                                             ------------------
                                                                                                                       649,186
                                                                                                             ------------------

BUILDING MATERIALS (0.50%)
Fletcher Building. Ltd.                                                                               50,000           232,897
                                                                                                             ------------------

CHEMICALS (1.00%)
Nuplex Industries, Ltd.                                                                              111,355           460,086
                                                                                                             ------------------

COMMERCIAL SERVICES (0.21%)
Taylors Group, Ltd.                                                                                   54,050            96,092
                                                                                                             ------------------

COMPUTER SERVICES (0.79%)
Renaissance Corp., Ltd.                                                                              451,434           365,976
                                                                                                             ------------------

ELECTRICAL SERVICES (0.88%)
Contact Energy, Ltd.                                                                                  88,700           405,590
                                                                                                             ------------------

FINANCIAL SERVICES (0.03%)
Loan and Building Society                                                                              5,032            15,745
                                                                                                             ------------------

FOREST AND PAPER (0.32%)
Evergreen Forest, Ltd. *                                                                             448,500           105,252
Nuhaka Forestry Fund                                                                                  50,000            44,446
                                                                                                             ------------------
                                                                                                                       149,698
                                                                                                             ------------------

HEALTHCARE (4.26%)
Fisher and Paykel Healthcare Corp.                                                                   403,195           906,056
Ryman Healthcare, Ltd.                                                                               250,000           640,023
Wakefield Hospital, Ltd.                                                                             150,682           423,264
                                                                                                             ------------------
                                                                                                                     1,969,343
                                                                                                             ------------------

MANUFACTURING (0.58%)
Skellmax Industries                                                                                  300,000           266,676
                                                                                                             ------------------

MULTIMEDIA (2.42%)
Independent Newspapers, Ltd.                                                                         215,000           871,498
News Corp. Class B                                                                                    14,000           246,120
                                                                                                             ------------------
                                                                                                                     1,117,618
                                                                                                             ------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - January 31, 2005  (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Shares            Value
                                                                                                      ------            -----

PORTS (5.06%)
Port of Tauranga, Ltd.                                                                               175,000  $        703,136
Ports of Auckland, Ltd.                                                                              133,392           629,870
South Port New Zealand, Ltd.                                                                       1,027,930         1,008,778
                                                                                                             ------------------
                                                                                                                     2,341,784
                                                                                                             ------------------

REAL ESTATE (2.40%)
Calan Healthcare Properties Trust                                                                    901,814           628,486
Kiwi Income Property Trust                                                                           293,511           235,861
URBUS Properties, Ltd.                                                                               312,832           244,713
                                                                                                             ------------------
                                                                                                                     1,109,060
                                                                                                             ------------------

RENTAL EQUIPMENT (1.74%)
Hirequip New Zealand, Ltd.                                                                           907,500           806,695
                                                                                                             ------------------

RESTAURANT - RETAIL (0.13%)
Restaurant Brands New Zealand, Ltd.                                                                   63,270            58,492
                                                                                                             ------------------

RETAIL (0.60%)
Hallestein Glasson Holdings, Ltd.                                                                    100,000           276,632
                                                                                                             ------------------

STEEL (1.04%)
Steel and Tube Holding, Ltd.                                                                         140,000           479,875
                                                                                                             ------------------

TELECOMMUNICATIONS (3.15%)
Telecom Corp of New Zealand, Ltd. - ADR                                                               25,000           878,750
Telstra Corp., Ltd. - ADR                                                                             30,000           577,500
                                                                                                             ------------------
                                                                                                                     1,456,250
                                                                                                             ------------------

TEXTILES (1.28%)
Feltex Carpets, Ltd.                                                                                 500,000           590,243
                                                                                                             ------------------

TRANSPORTATION SERVICES (0.30%)
Toll NZ, Ltd. *                                                                                       70,000           136,894
                                                                                                             ------------------

UTILITIES (1.54%)
Infratil, Ltd. *                                                                                     333,274           712,591
                                                                                                             ------------------

WASTE MANAGEMENT (2.02%)
Waste Management NZ, Ltd.                                                                            222,154           935,252
                                                                                                             ------------------

TOTAL COMMON STOCK (Cost $10,357,215)                                                                               15,433,047
                                                                                                             ------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - January 31, 2005  (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Shares            Value
                                                                                                      ------            -----

                                                                                               Principal
BONDS (26.80%)                                                                                 ---------
ANZ National Bank, Ltd., 7.04%, due 07/23/12 #                                                     1,000,000      $ 710,852.00
Bank of New Zealand, 7.50%, due 09/15/05 #                                                           500,000           356,966
Coca-Cola Amatil, Ltd., 8.00%, due 06/15/05 #                                                        500,000           361,151
Evergreen Forests, Ltd., zero coupon, due 03/19/09 #                                                 103,051           101,131
Fletcher Building Finance, Ltd., 8.60%, due 03/15/08 #                                               775,000           585,080
Fonterra Cooperative Group, Ltd. Perpetual Notes, 7.73%, due 11/10/50 #                            1,000,000           771,583
Global Corporate Credit, Ltd., Credit Linked Notes, 7.20%, due 12/30/08 #                          1,000,000           707,581
Global Corporate Credit, Ltd., Credit Linked Notes, 8.25%, due 12/30/08 #                            800,000           579,434
Global Market, Ltd., GEM Linked Notes, zero coupon, due 01/18/08                                   3,200,000         2,389,418
GPG Finance Plc, 8.70%, due 12/15/08 #                                                             1,500,000         1,127,614
H.J. Heinz Co., Ltd., 6.85%, due 02/15/05 #                                                        1,500,000         1,066,630
National Bank of New Zealand, Ltd., 6.87%, due 4/18/11#                                              500,000           354,402
New Zealand Government Bond, 6.50%, due 02/15/06 #                                                 1,000,000           711,355
New Zealand Government Bond, 6.50%, due 02/15/05 #                                                 1,000,000           711,129
TCNZ Finance, Ltd., 7.50%, due 09/15/06 #                                                            500,000           369,435
Transpower Finance, Ltd., 8.0%, due 06/15/05 #                                                       500,000           361,328
URBUS Properties, Ltd. Convertible Notes, 9.25%, due 03/10/07 #                                      563,325           416,625
Westpac Banking Corp., 6.25%, due 10/24/05 #                                                       1,000,000           708,320
                                                                                                             ------------------
TOTAL BONDS (Cost $10,515,099)                                                                                      12,390,034
                                                                                                             ------------------
                                                                                                 Shares
                                                                                                 ------
INVESTMENT COMPANIES (3.17%)
AMP Investments' World Index Fund                                                                    375,216           293,513
New Zealand Investment Trust Plc                                                                     220,169         1,174,276
                                                                                                             ------------------
TOTAL INVESTMENT COMPANIES (Cost $1,148,865)                                                                         1,467,789
                                                                                                             ------------------

SHORT TERM INVESTMENTS (0.78%)
Forsyth Barr Money Market # (Cost $333,648)                                                          505,130           359,216
                                                                                                             ------------------

TOTAL NEW ZEALAND (Cost $22,354,827)                                                                                29,650,086
                                                                                                             ------------------

UNITED STATES (11.88%)

INVESTMENT COMPANIES (4.73%)
Aberdeen Asia-Pacific Income Fund, Inc.                                                               17,700           113,988
iShares MSCI Pacific ex - Japan Index Fund                                                            10,000           897,000
iShares MSCI Australia Index Fund                                                                     70,000         1,178,100
                                                                                                             ------------------
TOTAL INVESTMENT COMPANIES (Cost $2,055,581)                                                                         2,189,088
                                                                                                             ------------------

SHORT TERM INVESTMENTS (7.15%)
Fifth Third Institutional Government Money Market Fund, 1.87% **                                   2,238,945         2,238,945
Fifth Third U.S. Treasury Money Market Fund, 1.73%  **                                             1,066,189         1,066,189
                                                                                                             ------------------
TOTAL SHORT TERM INVESTMENTS (Cost $3,305,134)                                                                       3,305,134
                                                                                                             ------------------

TOTAL UNITED STATES (Cost $5,360,715)                                                                                5,494,222
                                                                                                             ------------------


      TOTAL INVESTMENTS (Cost $36,076,238) (99.18%)                                                           $     45,856,431
      OTHER ASSETS IN EXCESS OF LIABILITIES, NET (0.82%)                                                               377,684
                                                                                                             ------------------
      NET ASSETS -- (100%)                                                                                    $     46,234,115
                                                                                                             ==================

*     Non-income producing investment

** Rate shown represents the rate at January 31, 2005, is subject to change and resets daily.

# Principal amount shown is in New Zealand Dollars; Value shown is in U.S. Dollars.

+     Principal amount shown is in Australian Dollars; Value shown is in U.S.
      Dollars.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - January 31,2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                   Shares             Value
                                                                                                   ------             -----
COMMON STOCK (61.74%)

AIRLINES  (0.83%)
All Nippon Airways Co., Ltd.                                                                          22,000  $         82,935
                                                                                                             ------------------

AUTOMOBILE MANUFACTURERS (1.06%)
Nissan Motor Co., Ltd. - ADR                                                                           5,000           105,900
                                                                                                             ------------------

COMMERCIAL SERVICES (1.12%)
Nomura Holdings                                                                                        8,500           112,455
                                                                                                             ------------------

ELECTRONICS (8.68%)
Advantest Corp. - ADR                                                                                  5,000           104,600
Alpine Electronics                                                                                     8,000           106,404
Keyence Corp.                                                                                            500           114,881
Meidensha Corp.                                                                                       38,000            96,602
Pioneer Corp. - ADR                                                                                    4,000            69,440
TDK Corp. - ADR                                                                                        2,600           181,480
Yokogawa Electric Corp.                                                                                7,000            92,630
TOYO Corp.                                                                                             8,000           104,316
                                                                                                             ------------------
                                                                                                                       870,353
                                                                                                             ------------------

ENTERTAINMENT (1.01%)
Matsushita Electric Industrial Co., LTD                                                                6,800           101,456
                                                                                                             ------------------

FINANCIAL SERVICES (2.00%)
T&D Holdings                                                                                           2,000            93,954
Tokyo Tatemono                                                                                        15,000           106,133
                                                                                                             ------------------
                                                                                                                       200,087
                                                                                                             ------------------

FOOD  (2.18%)
Ajinomoto Co., Inc. - ADR                                                                              1,800           218,182
                                                                                                             ------------------

IMPORT/ EXPORT (1.31%)
Marabeni Corp.                                                                                        45,000           131,361
                                                                                                             ------------------

INSURANCE (1.38%)
Millea Holdings, Inc. - ADR                                                                            2,000           138,580
                                                                                                             ------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - January 31,2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                   Shares             Value
                                                                                                   ------             -----
LEISURE AND RECREATION (1.35%)
Sankyo Co., Ltd.                                                                                       2,500  $        135,324
                                                                                                             ------------------

MACHINERY (5.14%)
Fanuc, Ltd.                                                                                            1,500           101,348
Kubota Corp. - ADR                                                                                     8,000           216,240
Nidec Corp. - ADR                                                                                      7,000           197,890
                                                                                                             ------------------
                                                                                                                       515,478
                                                                                                             ------------------


MANUFACTURING (4.99%)
Kansai Paint Co., Ltd.                                                                                12,000            74,931
Nakanishi, Inc.                                                                                        2,000           152,143
NGK Spark Plug Co.                                                                                    12,000           121,328
Uni-Charm Corp.                                                                                        2,000            90,281
Ushio, Inc.                                                                                            3,000            61,041
                                                                                                             ------------------
                                                                                                                       499,724
                                                                                                             ------------------

MEDIA (0.66%)
Fuji Television Network, Inc.                                                                             30            65,826
                                                                                                             ------------------

OFFICE EQUIPMENT& SUPPLIES (0.43%)
Ricoh Co., Ltd. - ADR                                                                                    500            43,500
                                                                                                             ------------------

PHARMACEUTICALS (2.89%)
Chugai Pharmaceutical Co., Ltd.                                                                        6,500           102,663
Sawai Pharmaceutical Co., Ltd.                                                                         3,000            92,214
Takeda Chemical Industries, Ltd.                                                                       2,000            95,114
                                                                                                             ------------------
                                                                                                                       289,991
                                                                                                             ------------------

PHOTO EQUIPMENT (0.62%)
Fuji Photo Film Co., Ltd.                                                                              1,700            61,727
                                                                                                             ------------------

PRINTING (1.11%)
Tosho Printing Co., Ltd.                                                                              30,000           111,353
                                                                                                             ------------------

REAL ESTATE (3.52%)
Sumitomo Realty & Development Co., Ltd.                                                               12,000           167,957
Tokyo Tatemono Co., Ltd.                                                                              40,000           184,428
                                                                                                             ------------------
                                                                                                                       352,385
                                                                                                             ------------------

RETAIL (1.96%)
Seven-Eleven Japan Co., Ltd.                                                                           3,000            91,054
Yamada Denki Co., Ltd.                                                                                 2,500           105,360
                                                                                                             ------------------
                                                                                                                       196,414
                                                                                                             ------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - January 31,2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                   Shares             Value
                                                                                                   ------             -----
SEMI-CONDUCTORS (0.62%)
Hoya Corp.                                                                                               600  $         61,882
                                                                                                             ------------------

STEEL (1.83%)
JFE Holdings, Inc.                                                                                     4,000           110,773
Nippon Steel Corp.                                                                                    30,000            73,075
                                                                                                             ------------------
                                                                                                                       183,848
                                                                                                             ------------------

TELECOMMUNICATIONS (3.42%)
Nippon Telegraph & Telephone Corp. - ADR                                                              13,000           273,260
NTT DoCoMo, Inc. - ADR                                                                                 4,000            69,600
                                                                                                             ------------------
                                                                                                                       342,860
                                                                                                             ------------------

TEXTILES (1.44%)
Ichikawa Co., Ltd.                                                                                    35,000           144,121
                                                                                                             ------------------

TIRE AND RUBBER (2.52%)
Bridgestone Corp.                                                                                      4,000           157,363
Sumitomo Rubber Industries, Ltd.                                                                      10,000            95,210
                                                                                                             ------------------
                                                                                                                       252,573
                                                                                                             ------------------

TRANSPORTATION (6.02%)
East Japan Railway Co.                                                                                    15            81,050
Hankyu Corp.                                                                                          22,000            88,889
Keihin Electric Express Railway Co., Ltd.                                                             13,000            81,678
Keio Electric Railway Co., Ltd.                                                                       18,000           107,177
Nippon Yusen Kabushiki Kaisha                                                                         15,000            83,370
Tobu Railway Co., Ltd.                                                                                18,000            70,987
Yamato Transport Co., Ltd.                                                                             6,000            89,952
                                                                                                             ------------------
                                                                                                                       603,103
                                                                                                             ------------------

UTILITIES (3.65%)
Hokkaido Electric Power                                                                                6,000           118,892
Toho Gas Co., Ltd.                                                                                    35,000           122,807
Tohoku Electric Power                                                                                  7,000           124,634
                                                                                                             ------------------
                                                                                                                       366,333
                                                                                                             ------------------

TOTAL COMMON STOCK (Cost $5,137,712)                                                                                 6,187,751
                                                                                                             ------------------

INVESTMENT COMPANIES (11.84%)
iShares S&P/TOPIX 150 Index Fund                                                                       5,000           455,200
Japan Equity Fund, Inc. *                                                                             48,500           310,400
Japan Smaller Capitalization Fund, Inc. *                                                             22,000           266,200
Morgan Stanley Asia Pacific Fund, Inc.                                                                12,000           155,280
                                                                                                             ------------------
TOTAL INVESTMENT COMPANIES (Cost $1,085,589)                                                                         1,187,080
                                                                                                             ------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - January 31,2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                   Shares             Value
                                                                                                   ------             -----
SHORT TERM INVESTMENTS (24.88%)
Fifth Third Bank Repurchase Agreement, 1.88%, dated 01/31/05, due 02/01/05, repurchase price $1,542,193 (collateralized by FGCI Pool # E89125, due 04/01/17, market value $511,302, FGCI Pool # E92063, due 11/01/17, market value $645,144
and FGCI Pool # E93922, due 01/01/18, market value $416,625)                                       1,542,112  $      1,542,112
Fifth Third Institutional Government Money Market Fund, 1.87% **                                     475,730           475,730
Fifth Third U.S. Treasury Money Market Fund, 1.73%  **                                               475,730           475,730
                                                                                                             ------------------
TOTAL SHORT TERM INVESTMENTS (Cost $2,493,572)                                                                       2,493,572
                                                                                                             ------------------

                                                                          Expiration Date -
                                                                           Exercise Price         Contracts
CALL OPTIONS PURCHASED (1.19%)                                             --------------         ---------
Honda Motor, Ltd.                                                           04/16/05 - 22.5               40            14,800
Mitsubishi Tokyo                                                             02/19/05 - 5                100            44,000
Sony Corp.                                                                   04/16/05 - 25                50            60,000
                                                                                                             ------------------
TOTAL CALL OPTIONS PURCHASED (Cost $102,885)                                                                           118,800
                                                                                                             ------------------

     TOTAL INVESTMENTS (Cost $8,819,758) (99.65%)                                                             $      9,987,203
     OTHER ASSETS IN EXCESS OF LIABILITIES, NET (0.35%)                                                                 35,177
                                                                                                             ------------------
     NET ASSETS (100%)                                                                                        $     10,022,380
                                                                                                             ==================

*     Non-Income producing investment.

** Rate shown represents the rate at January 31, 2005, is subject to change and resets daily.

ADR   American Depository Receipt

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Shares             Value
                                                                                                ------             -----
COMMON STOCK (74.03%)

BRAZIL (1.47%)
Cia Vale do Rio Doce - ADR                                                                             8,400  $        254,100
                                                                                                             ------------------

CANADA (2.12%)
ATI Technologies, Inc. *                                                                              10,000           173,300
Vitran Corp., Inc. *                                                                                  13,000           193,180
                                                                                                             ------------------
                                                                                                                       366,480
                                                                                                             ------------------

FRANCE (2.79%)
BNP Paribas - ADR                                                                                      5,000           180,378
Lafarge SA - ADR                                                                                       5,000           129,450
Total SA - ADR                                                                                         1,600           172,080
                                                                                                             ------------------
                                                                                                                       481,908
                                                                                                             ------------------

GERMANY (2.07%)
Bayer AG - ADR                                                                                         3,600           121,752
SAP AG - ADR                                                                                           2,000            77,440
Siemens AG - ADR                                                                                       2,000           158,820
                                                                                                             ------------------
                                                                                                                       358,012
                                                                                                             ------------------

GREAT BRITAIN (9.94%)
Anglo American Plc - ADR                                                                               6,500           151,580
BAA Plc - ADR                                                                                            243             2,860
British Airways Plc - ADR                                                                              3,800           190,950
GlaxoSmithKline Plc - ADR                                                                              3,000           133,710
Intercontinental Hotels Group Plc - ADR                                                               11,588           146,241
Lloyds TSB Group Plc - ADR                                                                             4,900           185,073
Mitchells & Butlers Plc - ADR                                                                         19,175           117,926
National Grid Transco Plc - ADR                                                                        3,500           171,850
Rio Tinto Plc - ADR                                                                                    1,000           125,600
Tate & Lyle Plc - ADR                                                                                  8,000           265,565
United Utilities Plc - ADR                                                                             5,000           122,300
Vodafone Group Plc - ADR                                                                               4,000           103,920
                                                                                                             ------------------
                                                                                                                     1,717,575
                                                                                                             ------------------

HONG  KONG (1.18%)
Cathay Pacific Airways, Ltd. ADR                                                                      10,000            89,745
China Netcom Group Corp., Ltd. - ADR                                                                   4,000           114,840
                                                                                                             ------------------
                                                                                                                       204,585
                                                                                                             ------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Shares             Value
                                                                                                ------             -----
INDIA (2.84%)
ICICI Bank, Ltd. - ADR                                                                                20,000  $        393,400
Satyam Computer Services, Ltd. - ADR                                                                   4,000            97,000
                                                                                                             ------------------
                                                                                                                       490,400
                                                                                                             ------------------

ITALY (0.72%)
Telecom Italia SpA - ADR                                                                               3,150           124,772
                                                                                                             ------------------

MEXICO (2.07%)
America Movil SA de CV - ADR                                                                           3,400           180,404
Grupo Televisa SA - ADR                                                                                3,000           176,490
                                                                                                             ------------------
                                                                                                                       356,894
                                                                                                             ------------------

NETHERLANDS (2.44%)
ING Groep NV - ADR                                                                                     7,842           226,320
Unilever NV                                                                                            3,000           195,930
                                                                                                             ------------------
                                                                                                                       422,250
                                                                                                             ------------------

PORTUGAL (0.86%)
Portugal Telecom SGPS SA - ADR                                                                        12,000           148,560
                                                                                                             ------------------

SOUTH KOREA (0.75%)
Kookmin Bank - ADR                                                                                     3,000           130,200
                                                                                                             ------------------

SPAIN (2.56%)
Banco Santander Central Hispona SA - ADR                                                              17,000           201,110
Endesa SA - ADR                                                                                        5,000           113,650
Repsol YPF SA - ADR                                                                                    5,000           127,900
                                                                                                             ------------------
                                                                                                                       442,660
                                                                                                             ------------------

SWITZERLAND (1.47%)
Nestle SA - ADR                                                                                        2,000           131,258
UBS AG                                                                                                 1,500           122,070
                                                                                                             ------------------
                                                                                                                       253,328
                                                                                                             ------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Shares             Value
                                                                                                ------             -----
UNITED STATES (40.75%)
Activision, Inc. *                                                                                    13,762  $        311,021
AGCO Corp. *                                                                                           7,500           153,975
American National Insurance                                                                            1,500           158,490
Andrx Corp.*                                                                                           4,000            87,360
Applied Industrial Technologies, Inc.                                                                  3,750           108,525
BJ's Wholesale Club, Inc. * #                                                                          5,075           145,196
Bradley Pharmeceuticals, Inc.*                                                                         7,000           100,730
Bunge, Ltd.                                                                                            5,000           282,700
Casella Waste System, Inc.*                                                                           10,000           142,300
Compass Bancshares, Inc.                                                                               3,650           170,929
Conmed Corp. *                                                                                         5,720           166,166
Continental Airlines, Inc. *                                                                          10,000           104,200
Cooper Cos., Inc.                                                                                      2,600           199,420
Dentsply International, Inc.                                                                           3,350           187,834
DST Systems, Inc. *                                                                                    3,885           188,345
Headwaters, Inc. * #                                                                                   7,000           222,600
Independence Community Bank Corp.                                                                      3,000           117,900
Infospace, Inc.                                                                                        4,000           188,840
International Rectifier Corp.*                                                                         4,000           156,600
Louisana-Pacific Corp.                                                                                 4,000           102,400
Lubrizol Corp.                                                                                         5,055           182,132
Magnum Hunter Resources, Inc.*                                                                        10,000           149,100
Manpower, Inc.                                                                                         3,050           148,382
Metris Cos., Inc. * #                                                                                 13,000           154,700
Michaels Stores, Inc.                                                                                  3,100            95,325
Microchip Technology, Inc. #                                                                           3,455            90,003
Nautilus Group, Inc.                                                                                   7,500           156,975
NCO Group, Inc. *                                                                                      4,350            99,093
Norfolk Southern Corp.                                                                                 5,000           174,600
Omnivision Tech, Inc.                                                                                 10,000           162,300
Pacer International, Inc.*                                                                             5,000            97,800
Pec Solutions, Inc. *                                                                                  7,700            94,248
Perkinelmer Inc.                                                                                       5,000           114,950
Pentair, Inc.                                                                                          7,760           343,923
PMI Group, Inc.                                                                                        3,200           127,264
Quanex Corp.                                                                                           6,325           333,454
Sandisk Corp.*                                                                                         5,000           123,500
SCANA Corp.                                                                                            3,075           120,079
Scotts Co. *                                                                                           1,000            67,960
Smart & Final, Inc.                                                                                    5,000            72,250
Smith International, Inc. *                                                                            2,245           132,904
Sonic Automotive, Inc.                                                                                 5,000           116,800

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Shares             Value
                                                                                                ------             -----
Sovereign Bancorp, Inc.                                                                                5,425  $        123,365
Tecumseh Products Co. *                                                                                3,300           134,079
Varco International, Inc. *                                                                            4,345           133,000
Vishay Intertechnolgy, Inc.*                                                                           8,000           104,560
Westar Energy, Inc.                                                                                    4,000            93,200
                                                                                                             ------------------
                                                                                                                     7,041,477
                                                                                                             ------------------

TOTAL COMMON STOCK (Cost $9,526,204)                                                                                12,793,201
                                                                                                             ------------------

INVESTMENT COMPANIES (15.94%)
Commonwealth Australia/New Zealand Fund (a)                                                           34,855           559,079
Commonwealth Japan Fund (a)                                                                           36,589           137,209
Europe Fund, Inc.                                                                                     15,300           164,781
iShares Cohen & Steers Realty Majors Index Fund                                                          900           111,402
iShares MSCI EMU Index Fund                                                                            1,600           113,600
iShares MSCI Japan  Index Fund                                                                        16,000           169,440
iShares MSCI United Kingdom Index Fund                                                                 6,800           120,020
iShares Russell 2000 Growth - New                                                                      1,400           173,670
iShares Russell MIDC Growth Fund - New                                                                 2,600           213,460
iShares S&P Latin America 40 Index Fund                                                                1,500           118,500
iShares S&P Small Cap 600/BARRA Growth Index Fund                                                      1,500           159,930
iShares S&P Small Cap 600/BARRA Value Index Fund                                                       1,000           117,990
iShares S&P/TOPIX 150 Index Fund                                                                       2,000           182,080
Latin America Discovery Fund, Inc.                                                                     9,000           165,060
Midcap SPDR Trust Series 1                                                                             1,000           118,140
Morgan Stanley Asia Pacific Fund, Inc.                                                                10,000           129,400
                                                                                                             ------------------
TOTAL INVESTMENT COMPANIES (Cost $2,373,442)                                                                         2,753,761
                                                                                                             ------------------

                                                                                              Principal
                                                                                              ---------
MISCELLANEOUS BONDS (0.44%)
Union Carbide Corp., 6.79%, 06/01/25 (cost $77,655)                                                   75,000            76,031
                                                                                                             ------------------

                                                                                                Shares
                                                                                                ------
PREFERRED STOCK (0.61%)
Corporate Office Properties Trust SBI MD                                                               1,000            27,050
Equity Office Properties Trust                                                                         1,000            51,500
Lasalle Hotel Properties                                                                               1,000            27,700
                                                                                                             ------------------
TOTAL PREFERRED STOCK (Cost $100,490)                                                                                  106,250
                                                                                                             ------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                        COMMONWEALTH GLOBAL FUND

SCHEDULE OF INVESTMENTS - January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Shares             Value
                                                                                                ------             -----

                                                                                              Principal
                                                                                              ---------
SHORT TERM INVESTMENTS (10.68%)
Fifth Third Bank Repurchase Agreement, 1.88%, dated 1/31/05, due 02/01/05, repurchase price $208,973 (collateralized by FGCI Pool # E93922, due 01/01/18,
market value $213,600)                                                                               208,962  $        208,962
Fifth Third Institutional Government Money Market Fund; 1.87%**                                      818,127           818,127
Fifth Third U.S. Treasury Money Market Fund; 1.73%**                                                 818,127           818,127
                                                                                                             ------------------
TOTAL SHORT TERM INVESTMENT (Cost $1,845,216)                                                                        1,845,216
                                                                                                             ------------------


     TOTAL INVESTMENTS (Cost $13,923,007) (101.70%)                                                           $     17,574,459
     CALL OPTIONS WRITTEN (Proceeds $32,572) (-0.10%)                                                         $        (17,340)
     LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-1.60%)                                                              (277,148)
                                                                                                             ------------------
     NET ASSETS (100%)                                                                                        $     17,279,971
                                                                                                             ==================

                                                                          Expiration Date -
                                                                           Exercise Price         Contracts
CALL OPTIONS WRITTEN (-0.10%)                                              --------------         ---------
BJ'S Wholesale Club, Inc.                                                   06/18/05 - 35                (50)           (1,750)
Headwaters, Inc.                                                            05/21/05 - 35                (35)           (4,900)
Metris Cos., Inc.                                                         04/16/05 - 12.5               (130)           (7,800)
Microchip Technology, Inc.                                                  07/17/05 - 30                (34)           (2,890)
                                                                                                             ------------------
TOTAL CALL OPTIONS WRITTEN (Proceeds $32,572)                                                                           (17,340)
                                                                                                             ------------------

#     Call options have been written by the Fund against these positions.

*     Non-income producing investment

** Rate shown represents the rate at January 31, 2005, is subject to change and resets daily.

ADR American Depository Receipt (a) Affiliated by having the same Investment Advisor.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                        COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Shares               Value
                                                                                                ------               -----
COMMON STOCK (68.43%)

BUILDING PRODUCTS (14.21%)
Cemex SA de CV - ADR                                                                                   5,400  $        202,392
CRH Plc - ADR                                                                                          9,200           245,088
James Hardie Industries - ADR                                                                          5,200           138,476
Lafarge SA - ADR                                                                                       5,000           129,450
Rinker Group Ltd. - ADR                                                                                2,000           173,000
Unversal Forest Products, Inc.                                                                         1,800            70,434
USG Corp. *                                                                                            7,000           224,700
                                                                                                             ------------------
                                                                                                                     1,183,540
                                                                                                             ------------------

DISTRIBUTION / WHOLESALE (2.03%)
Wolseley - ADR                                                                                         4,000           169,000
                                                                                                             ------------------

FINANCIAL SERVICES (2.48%)
Delta Financial Corp.                                                                                  8,000            76,880
Friedman Billings Ramsey Group, Inc.                                                                   6,600           129,888
                                                                                                             ------------------
                                                                                                                       206,768
                                                                                                             ------------------

INSURANCE (1.31%)
Stewart Information Services Corp.                                                                     2,700           108,837
                                                                                                             ------------------

REAL ESTATE (7.66%)
Alto Palermo SA - ADR                                                                                 17,000           134,147
Desarrolladora Homex SA de CV - ADR *                                                                  7,500           202,125
Hang Lung Properties Ltd. - ADR                                                                       11,000            82,501
IRSA Inversiones y Representaciones SA ADR *                                                          10,000           122,400
WP Carey & Co. LLC                                                                                     3,000            96,900
                                                                                                             ------------------
                                                                                                                       638,073
                                                                                                             ------------------

REAL ESTATE INVESTMENT TRUSTS-APARTMENTS (2.12%)
Camden Property Trust                                                                                  3,900           176,709
                                                                                                             ------------------

REAL ESTATE INVESTMENT TRUSTS-DIVERSIFIED (5.59%)
American Financial Realty Trust                                                                       12,000           180,600
PS Business Parks, Inc.                                                                                2,500           105,500
US Restaurant Properties, Inc.                                                                         3,500            58,625
Washington Real Estate Investment Trust                                                                4,000           121,120
                                                                                                             ------------------
                                                                                                                       465,845
                                                                                                             ------------------

REAL ESTATE INVESTMENT TRUSTS-HEALTH CARE (0.68%)
Senior Housing Properties Trust                                                                        3,400            56,270
                                                                                                             ------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                        COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Shares               Value
                                                                                                ------               -----
REAL ESTATE INVESTMENT TRUSTS-HOTELS (7.18%)
Equity Inns, Inc.                                                                                     11,000  $        119,900
Highland Hospitality Corp.                                                                            17,300           187,705
Host Marriott Corp.                                                                                    9,800           156,800
Winston Hotels, Inc.                                                                                  11,900           133,994
                                                                                                             ------------------
                                                                                                                       598,399
                                                                                                             ------------------

REAL ESTATE INVESTMENT TRUSTS-MANUFACTURED HOMES (1.56%)
American Land Lease, Inc.                                                                              5,600           130,032
                                                                                                             ------------------

REAL ESTATE INVESTMENT TRUSTS-MORTGAGES (1.50%)
American Mortgage Acceptance Co.                                                                       4,000            65,240
New Century Financial Corp.                                                                            1,000            59,890
                                                                                                             ------------------
                                                                                                                       125,130
                                                                                                             ------------------

REAL ESTATE INVESTMENT TRUSTS-OFFICE PROPERTY (5.89)%
CarrAmerica Realty Corp.                                                                               3,000            91,050
Equity Office Properties Trust                                                                         4,100           114,718
HRPT Properties Trust                                                                                 10,100           120,291
Kilroy Realty Corp.                                                                                    2,400            93,792
Macguire Properties, Inc.                                                                              3,000            70,950
                                                                                                             ------------------
                                                                                                                       490,801
                                                                                                             ------------------

REAL ESTATE INVESTMENT TRUSTS-REGIONAL MALLS (1.72%)
General Growth Properties, Inc.                                                                        4,500           142,965
                                                                                                             ------------------

REAL ESTATE INVESTMENT TRUSTS-SHOPPING CENTERS (7.38%)
Acadia Realty Trust                                                                                    4,800            77,088
Agree Realty Corp.                                                                                     4,400           127,160
Kite Realty Group Trust                                                                               10,000           150,000
Saul Centers, Inc.                                                                                     4,100           136,940
Weingarten Realty Investors                                                                            3,450           123,338
                                                                                                             ------------------
                                                                                                                       614,526
                                                                                                             ------------------

REAL ESTATE INVESTMENT TRUSTS-STORAGE (1.58%)
Public Storage, Inc.                                                                                   2,500           131,275
                                                                                                             ------------------

RETAIL (4.41%)
Home Depot, Inc.                                                                                       3,300           136,158
Kingfisher Plc - ADR                                                                                   8,700           100,096
Lowe's Cos., Inc.                                                                                      2,300           131,077
                                                                                                             ------------------
                                                                                                                       367,331
                                                                                                             ------------------

SAVINGS AND LOANS (1.13%)
Independence Community Bank Corp.                                                                      2,400            94,320
                                                                                                             ------------------

TOTAL COMMON STOCK (Cost $4,858,957)                                                                                 5,699,821
                                                                                                             ------------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                        COMMONWEALTH REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS - January 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Shares               Value
                                                                                                ------               -----
INVESTMENT COMPANIES (12.06%)
AEW Real Estate Income Fund                                                                            8,000  $        139,200
AIM Select Real Estate Income Fund                                                                     8,300           134,460
iShares Cohen & Steers Realty Majors Index Fund                                                        1,800           222,804
iShares Dow Jones U.S. Real Estate Index Fund                                                          1,600           181,360
Real Estate Income Fund, Inc.                                                                          8,300           140,436
Scudder RREEF Real Estate Fund, Inc.                                                                   3,700            74,407
streetTRACKS Wilshire REIT Index Fund                                                                    650           111,475
                                                                                                             ------------------
TOTAL INVESTMENT COMPANIES (Cost $912,644)                                                                           1,004,142
                                                                                                             ------------------

                                                                                              Principal
                                                                                              ---------
SHORT TERM INVESTMENTS (19.41%)
Fifth Third Bank Repurchase Agreement, 1.88%, dated 01/31/05, due 02/01/05, repurchase price $818,441 (collateralized by FGIC Pool # E93922, due 01/01/18,
market value $835,366)                                                                               818,398           818,398
Fifth Third Institutional Government Money Market Fund, 1.87% **                                     399,346           399,346
Fifth Third U.S. Treasury Money Market Fund, 1.73%  **                                               399,345           399,345
                                                                                                             ------------------
TOTAL SHORT TERM INVESTMENTS (Cost $1,617,089)                                                                       1,617,089
                                                                                                             ------------------

                                                                          Expiration Date -
                                                                           Exercise Price         Contracts
CALL OPTIONS PURCHASED (0.85%)                                             --------------         ---------
Federal Home Loan Mortgage Corp.                                           01/21/06 - 45                  20            41,400
Federal National Mortgage Association                                      01/21/06 - 50                  18            29,700
                                                                                                             ------------------
TOTAL CALL OPTIONS (Cost $86,040)                                                                                       71,100
                                                                                                             ------------------

     TOTAL INVESTMENTS (Cost $7,474,730) (100.75%)                                                            $      8,392,152
     LIABILITIES IN EXCESS OF OTHER ASSETS, NET (-0.75%)                                                               (62,268)
                                                                                                             ------------------
     NET ASSETS (100%)                                                                                        $      8,329,884
                                                                                                             ==================

*     Non-income producing investment

** Rate shown represents the rate at January 31, 2005 is subject to change and resets daily.

ADR   American Depository Receipt

Item 2. Controls and Procedures

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, except as stated below.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting, except as stated below.

      It should be noted that this report is being filed beyond the time frame required by the Rule. This untimely filing is a result of a reorganization of duties at the Funds' service provider. Procedures are in place to ensure this deficiency is not repeated in the future. Otherwise, the certifying officers have reviewed the relevant internal controls prior to and subsequent to the applicable filing date and have concluded that the representations made herein and any subsequent disclosures remain true and accurate and have not materially affected the registrant's internal control over financial reporting.

Item 3. Exhibits.

      Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Robert W. Scharar                        President
                         -------------------------------------------------------

Date 6-3-2005
     ---------------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Larry E. Beaver, Jr.                     Treasurer
                         -------------------------------------------------------
Date 6-3-2005
     ---------------------------------------------------------------------------

By (Signature and Title)* /s/ Robert W. Scharar                        President
                         -------------------------------------------------------
Date 6-3-2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.